Statements of Operations and Comprehensive Loss - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
General and administrative expenses	$ 1,081,298	$ 4,279,100
Loss from operations	(1,081,298)	(4,279,100)
Other income (expense)
Other income (expense)	(30,627)	384,108
Interest expense		(23,098)
Interest income on cash and marketable securities held in Trust Account	5,978	1,630,398
Loss before provision for income taxes	(1,105,947)	(2,287,692)
Provision for income taxes	1,783	486,615
Net loss and comprehensive loss	(1,107,730)	(2,774,307)
Net income attributable to common stock subject to possible redemption	$ 4,195	$ 1,143,783
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	6,296,830	17,954,419
Basic and diluted net income per share, common stock subject to possible redemption	$ 0	$ 0.06
Net loss attributable to common stockholders	$ (1,111,925)	$ (3,918,090)
Weighted-average common shares outstanding, basic	8,185,533	6,540,000
Weighted-average common shares outstanding, diluted	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.14)	$ (0.6)